Discontinued Operations (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Discontinued Operations (Textual) [Abstract]
Gain (loss) on disposition, net of tax	$ (7)	$ (19)	$ (8)	$ (20)
Impairment Charge	5		5
Loss recognized in discontinued operations from sale of interest in a consolidated joint venture, net of tax		18		18
Loss in discontinued operations for accrued interest related to uncertain tax position	$ 1	$ 1	$ 2	$ 2